Business combinations - Acquisition Date Fair Values of Each Major Class of Consideration Transferred (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2020	Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020	Dec. 17, 2019	Nov. 01, 2019
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Initial cash consideration				£ 48,639
Fair value of deferred consideration				5,003
Fair value of contingent consideration				186
Total consideration transferred				£ 53,828
FIVE
Disclosure of detailed information about business combination [line items]
Initial cash consideration			£ 16,062
Fair value of equity consideration			4,478
Fair value of deferred consideration			2,653
Fair value of contingent consideration			1,725
Total consideration transferred			£ 24,918
Levvel LLC
Disclosure of detailed information about business combination [line items]
Initial cash consideration		£ 39,364
Fair value of deferred consideration		1,744
Fair value of contingent consideration		2,902
Cash in escrow		2,219
Total consideration transferred		£ 46,229
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 16,119				£ 15,976
Fair value of equity consideration	847				847
Fair value of deferred consideration	1,677				1,677
Final credit loss utilisation refund consideration	182				215
Total consideration transferred	18,825				£ 18,715
Adjustments to initial cash consideration	143
Adjustments to deferred consideration	0
Adjustments to equity consideration	0
Adjustments to credit loss utilisation refund consideration	(33)
Adjustments to consideration transferred	£ 110
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Initial cash consideration						£ 9,024
Fair value of equity consideration						3,110
Fair value of deferred consideration						1,889
Total consideration transferred						£ 14,023